Large Cap Core Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Communication Services (11.2%)
Alphabet, Inc. - Class A *	16,540	19,466
Charter Communications, Inc. - Class A *	11,119	3,857
Comcast Corp. - Class A	257,911	10,311
Electronic Arts, Inc. *	27,491	2,794
Facebook, Inc. - Class A *	73,538	12,258
Fox Corp. *	15,297	562
Liberty Media Corp. - Liberty Formula One - Class C *	34,953	1,225
Spotify Technology SA *	5,562	772
Verizon Communications, Inc.	191,558	11,327
The Walt Disney Co.	26,235	2,913

Total		65,485

Consumer Discretionary (12.4%)
Amazon.com, Inc. *	16,627	29,609
Booking Holdings, Inc. *	1,125	1,963
Expedia, Inc.	30,732	3,657
Hilton Worldwide Holdings, Inc.	22,630	1,881
Lennar Corp. - Class A	54,356	2,668
Lowe’s Companies, Inc.	70,001	7,663
McDonald’s Corp.	33,432	6,349
MGM Resorts International	51,384	1,318
Netflix, Inc. *	10,164	3,624
NIKE, Inc. - Class B	60,387	5,085
The TJX Cos., Inc.	145,250	7,729
Viacom, Inc. - Class B	20,470	575

Total		72,121

Consumer Staples (5.6%)
The Coca-Cola Co.	218,919	10,258
Mondelez International, Inc.	56,408	2,816
Monster Beverage Corp. *	45,427	2,479
Philip Morris International, Inc.	69,258	6,122
The Procter & Gamble Co.	89,021	9,263
Sysco Corp.	23,563	1,573

Total		32,511

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Energy (5.4%)
Baker Hughes	65,165	1,806
Chevron Corp.	35,936	4,427
Concho Resources, Inc.	7,722	857
ConocoPhillips	3,274	218
Devon Energy Corp.	8,330	263
Diamondback Energy, Inc.	4,542	461
Encana Corp.	109,749	795
EOG Resources, Inc.	2,205	210
Exxon Mobil Corp.	147,880	11,949
Halliburton Co.	67,176	1,968
Marathon Petroleum Corp.	49,680	2,973
Noble Energy, Inc.	25,674	635
Occidental Petroleum Corp.	4,895	324
Pioneer Natural Resources Co.	4,725	720
TransCanada Corp.	85,233	3,830

Total		31,436

Financials (11.0%)
The Allstate Corp.	9,184	865
American Express Co.	28,189	3,081
American International Group, Inc.	104,664	4,507
Athene Holding, Ltd. - Class A *	78,438	3,200
AXA Equitable Holdings, Inc.	75,662	1,524
Bank of America Corp.	663,881	18,316
Berkshire Hathaway, Inc. - Class B *	21,423	4,304
The Hartford Financial Services Group, Inc.	71,010	3,531
Marsh & McLennan Cos., Inc.	47,412	4,452
Northern Trust Corp.	41,235	3,728
The Progressive Corp.	27,709	1,998
Prudential Financial, Inc.	35,486	3,260
Public Storage	4,171	908
Raymond James Financial, Inc.	33,565	2,699
Simon Property Group, Inc.	10,887	1,984
TD Ameritrade Holding Corp.	123,362	6,167

Total		64,524

Health Care (14.0%)
Abbott Laboratories	119,236	9,532
Allergan PLC	45,582	6,674
Alnylam Pharmaceuticals, Inc. *	5,447	509

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Anthem, Inc.	24,733	7,098
AstraZeneca PLC, ADR	175,217	7,084
Baxter International, Inc.	44,504	3,619
Biogen, Inc. *	4,698	1,110
Boston Scientific Corp. *	179,000	6,870
Bristol-Myers Squibb Co.	148,879	7,103
Danaher Corp.	37,635	4,968
Elanco Animal Health, Inc. *	2,770	89
Eli Lilly & Co.	15,600	2,024
HCA Healthcare, Inc.	27,658	3,606
Incyte Corp. *	10,894	937
Mylan NV *	75,638	2,143
Regeneron Pharmaceuticals, Inc. *	1,211	497
Seattle Genetics, Inc. *	17,558	1,286
Teva Pharmaceutical Industries, Ltd., ADR *	96,631	1,515
Thermo Fisher Scientific, Inc.	23,436	6,415
UnitedHealth Group, Inc.	23,990	5,932
Vertex Pharmaceuticals, Inc. *	15,263	2,808

Total		81,819

Industrials (11.0%)
3M Co.	10,970	2,279
AMETEK, Inc.	22,549	1,871
The Boeing Co.	20,245	7,722
Caterpillar, Inc.	14,798	2,005
Deere & Co.	9,512	1,520
Equifax, Inc.	9,688	1,148
Fortive Corp.	9,409	789
General Electric Co.	212,479	2,123
Harris Corp.	19,644	3,137
IHS Markit, Ltd. *	84,774	4,610
Illinois Tool Works, Inc.	18,950	2,720
Ingersoll-Rand PLC	17,207	1,858
J.B. Hunt Transport Services, Inc.	15,411	1,561
Jacobs Engineering Group, Inc.	13,863	1,042
Lockheed Martin Corp.	23,415	7,028
Norfolk Southern Corp.	48,537	9,071
Raytheon Co.	24,173	4,402
Southwest Airlines Co.	32,183	1,671
Union Pacific Corp.	17,184	2,873

Large Cap Core Stock Portfolio

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Waste Management, Inc.	43,842	4,556

Total		63,986

Information Technology (18.0%)
Adobe Systems, Inc. *	9,808	2,614
Advanced Micro Devices, Inc. *	117,733	3,005
Apple, Inc.	52,171	9,910
Autodesk, Inc. *	5,808	905
Broadcom, Inc.	1,261	379
FleetCor Technologies, Inc. *	19,887	4,904
Flex, Ltd. *	218,279	2,183
Global Payments, Inc.	49,574	6,768
GoDaddy, Inc. *	38,163	2,869
Intel Corp.	80,897	4,344
KLA-Tencor Corp.	11,800	1,409
Marvell Technology Group, Ltd.	184,190	3,663
Micron Technology, Inc. *	46,127	1,906
Microsoft Corp.	180,506	21,289
NVIDIA Corp.	5,360	962
PayPal Holdings, Inc. *	46,020	4,779
salesforce.com, Inc. *	26,237	4,155
ServiceNow, Inc. *	5,854	1,443
Splunk, Inc. *	5,976	745
SS&C Technologies Holdings, Inc.	132,565	8,443
Texas Instruments, Inc.	28,029	2,973
Total System Services, Inc.	14,657	1,393
Visa, Inc. - Class A	55,320	8,640
Western Digital Corp.	26,448	1,271
Workday, Inc. - Class A *	11,364	2,192
Xilinx, Inc.	16,939	2,148

Total		105,292

Materials (3.2%)
Alcoa Corp. *	4,353	123
Ball Corp.	41,109	2,379
Celanese Corp. - Class A	26,043	2,568
Crown Holdings, Inc. *	25,737	1,404
DowDuPont, Inc.	69,160	3,687
FMC Corp.	19,116	1,468
Freeport-McMoRan, Inc.	16,392	211
International Paper Co.	34,830	1,612
Linde PLC	11,313	1,990
Nucor Corp.	11,615	678
PPG Industries, Inc.	16,563	1,869
Southern Copper Corp.	7,939	315
Vulcan Materials Co.	3,377	400

Total		18,704

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Real Estate (3.0%)
Alexandria Real Estate Equities, Inc.	21,772	3,104
American Tower Corp.	45,106	8,889
Equinix, Inc.	6,134	2,780
Essex Property Trust, Inc.	9,993	2,890

Total		17,663

Utilities (4.3%)
Edison International	62,040	3,842
Exelon Corp.	82,369	4,129
NextEra Energy, Inc.	20,919	4,044
NRG Energy, Inc.	101,031	4,292
ONEOK, Inc.	20,053	1,400
PG&E Corp. *	41,023	730
Sempra Energy	51,932	6,536

Total		24,973

Total Common Stocks (Cost: $525,156)		578,514

Short-Term Investments (0.1%)
Money Market Funds (0.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.390% #	837,436	837

Total		837

Total Short-Term Investments (Cost: $837)		837

Total Investments (99.2%) (Cost: $525,993)@		579,351

Other Assets, Less Liabilities (0.8%)		4,791

Net Assets (100.0%)		584,142

Large Cap Core Stock Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2019.
@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $525,993 and the net unrealized appreciation of investments based on that cost was $53,358 which is comprised of $76,258 aggregate gross unrealized appreciation and $22,900 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$578,514	$—	$—
Short-Term Investments	837	—	—

Total Assets:	$579,351	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand